Annual Fund Operating Expenses (Vanguard Market Neutral Fund)	12 Months Ended
	Dec. 31, 2012
Vanguard Market Neutral Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Dividend Expenses on Securities Sold Short	1.52%	[1]
Borrowing Expenses on Securities Sold Short	0.11%	[2]
Other Operating Expenses	0.07%
Other Expenses	1.70%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.90%	[3],[4]
Vanguard Market Neutral Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Dividend Expenses on Securities Sold Short	1.52%	[1]
Borrowing Expenses on Securities Sold Short	0.11%	[2]
Other Operating Expenses	0.06%
Other Expenses	1.69%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.80%	[4],[5]

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense.
[2]	In connection with its short sales, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrowing Expenses on Securities Sold Short.
[3]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Operating Expenses are 0.27%.
[4]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.
[5]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Operating Expenses are 0.17%.